Document and Entity Information	12 Months Ended
Apr. 12, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Jun 20, 2013
Registrant Name	UNIFIED SERIES TRUST
Central Index Key	0001199046
Amendment Flag	false
Document Creation Date	Jun 20, 2013
Document Effective Date	Jun 20, 2013
Prospectus Date	Apr 12, 2012

MARTIN

FOCUSED VALUE FUND

Supplement to the Fund's prospectus dated April 12, 2012

The fourth paragraph of the "Summary Section — Principal Investment Strategies" and the fifth paragraph of the "Additional Information About the Fund's Investment Strategies — Principal Investment Strategies" sections of the Fund's prospectus are deleted and replaced with the following:

The Fund actively seeks to preserve capital. As a result, the Fund may sell portfolio companies and hold a substantial portion of its assets in cash, cash equivalents, or short-term fixed income securities during market downturns or during periods when the Fund's Adviser is unable to identify sufficient companies that are trading below their intrinsic value per share to maintain a fully invested position. Cash equivalents include money market funds and investment grade short-term money market instruments (including U.S. Government and agency securities, commercial paper, certificates of deposit, and repurchase agreements). The Fund may not achieve its investment objective during periods when it is maintaining substantial defensive positions.

The following paragraph is added to the "Summary Section — Principal Risks" and "Additional Information About the Fund's Investment Strategies — Principal Risks" sections of the Fund's prospectus.

•

Defensive Risk. To the extent that the Fund attempts to hedge its portfolio or takes other defensive measures such as holding a significant portion of its assets in cash, cash equivalents, or short-term fixed income securities, the Fund may not achieve its investment objective. The Fund's performance may substantially trail that of its benchmark and of other mutual funds with similar investment objectives if equity markets rally while the Fund is engaged in defensive strategies.

*  *  *  *  *  *  *  *  *

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	UNIFIED SERIES TRUST
Prospectus Date	rr_ProspectusDate	Apr 12, 2012
Supplement [Text Block]	ust_SupplementTextBlock

MARTIN

FOCUSED VALUE FUND

Supplement to the Fund's prospectus dated April 12, 2012

The fourth paragraph of the "Summary Section — Principal Investment Strategies" and the fifth paragraph of the "Additional Information About the Fund's Investment Strategies — Principal Investment Strategies" sections of the Fund's prospectus are deleted and replaced with the following:

The Fund actively seeks to preserve capital. As a result, the Fund may sell portfolio companies and hold a substantial portion of its assets in cash, cash equivalents, or short-term fixed income securities during market downturns or during periods when the Fund's Adviser is unable to identify sufficient companies that are trading below their intrinsic value per share to maintain a fully invested position. Cash equivalents include money market funds and investment grade short-term money market instruments (including U.S. Government and agency securities, commercial paper, certificates of deposit, and repurchase agreements). The Fund may not achieve its investment objective during periods when it is maintaining substantial defensive positions.

The following paragraph is added to the "Summary Section — Principal Risks" and "Additional Information About the Fund's Investment Strategies — Principal Risks" sections of the Fund's prospectus.

•

Defensive Risk. To the extent that the Fund attempts to hedge its portfolio or takes other defensive measures such as holding a significant portion of its assets in cash, cash equivalents, or short-term fixed income securities, the Fund may not achieve its investment objective. The Fund's performance may substantially trail that of its benchmark and of other mutual funds with similar investment objectives if equity markets rally while the Fund is engaged in defensive strategies.

*  *  *  *  *  *  *  *  *

Martin Focused Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ust_SupplementTextBlock

MARTIN

FOCUSED VALUE FUND

Supplement to the Fund's prospectus dated April 12, 2012

The fourth paragraph of the "Summary Section — Principal Investment Strategies" and the fifth paragraph of the "Additional Information About the Fund's Investment Strategies — Principal Investment Strategies" sections of the Fund's prospectus are deleted and replaced with the following:

The Fund actively seeks to preserve capital. As a result, the Fund may sell portfolio companies and hold a substantial portion of its assets in cash, cash equivalents, or short-term fixed income securities during market downturns or during periods when the Fund's Adviser is unable to identify sufficient companies that are trading below their intrinsic value per share to maintain a fully invested position. Cash equivalents include money market funds and investment grade short-term money market instruments (including U.S. Government and agency securities, commercial paper, certificates of deposit, and repurchase agreements). The Fund may not achieve its investment objective during periods when it is maintaining substantial defensive positions.

The following paragraph is added to the "Summary Section — Principal Risks" and "Additional Information About the Fund's Investment Strategies — Principal Risks" sections of the Fund's prospectus.

•

Defensive Risk. To the extent that the Fund attempts to hedge its portfolio or takes other defensive measures such as holding a significant portion of its assets in cash, cash equivalents, or short-term fixed income securities, the Fund may not achieve its investment objective. The Fund's performance may substantially trail that of its benchmark and of other mutual funds with similar investment objectives if equity markets rally while the Fund is engaged in defensive strategies.

*  *  *  *  *  *  *  *  *

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	UNIFIED SERIES TRUST
Prospectus Date	rr_ProspectusDate	Apr 12, 2012
Document Creation Date	dei_DocumentCreationDate	Jun 20, 2013